Leases (Details) - Schedule of Right-of-Use Assets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Less accumulated amortization	$ (1,113)	$ (986)
Right-of-use asset, net	434	531	$ 1,013
Palo Alto, CA Office [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Right-of-use asset, before accumulated amortization	630	630
Hyderabad, India Office [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Right-of-use asset, before accumulated amortization	19
Ratingen, Germany Office [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Right-of-use asset, before accumulated amortization	86	85
Berlin, Germany Office [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Right-of-use asset, before accumulated amortization	514	508
Frankfurt, Germany Office [Member]
Leases (Details) - Schedule of Right-of-Use Assets [Line Items]
Right-of-use asset, before accumulated amortization	$ 298	$ 294